ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

	As of December 31, 2024	As of June 30, 2025
Payment due for mining machine purchase	126,317,900	91,031,715
Payment due for hosting expenses	40,109,274	66,246,656
Customer advances	1,637,864	2,930,243
Other tax payables	—	2,148,880
Interest payable	63,640	1,328,265
Payable to employees	2,000,000	—
Accrued professional service fees	781,798	—
Others	80,043	80,638
	170,990,519	163,766,397